INCOME TAXES	3 Months Ended	12 Months Ended
	Jun. 30, 2023	Mar. 31, 2023
DIH Holding US, Inc. [Member]
Restructuring Cost and Reserve [Line Items]
INCOME TAXES

14. Income Taxes

For the three months ended June 30, 2023 and 2022, the Company recorded an income tax expense of $226 and $628, respectively. The effective tax rate was approximately (7.2)% for the three months ended June 30, 2023 and (18.8)% for the three months ended June 30, 2022. The effective tax rate for the three months ended June 30, 2023 and 2022 was lower than the statutory tax rate due to losses not expected to be benefited in certain jurisdictions which have a valuation allowance.

The Company prepares its financial statements on a combined worldwide basis. Income tax expense is calculated in accordance with the local tax laws of each entity in its relevant jurisdiction on a separate company basis.

The Company has not identified any uncertain tax positions in relation to its corporate income taxes. However, it has identified potential penalty exposure in relation to specific information reporting requirements in the United States. Although the Company is trying to address these issues and pursue penalty abatement, it has recorded a long-term payable for the penalties, until potential relief is granted. As of June 30, 2023 and March 31, 2023, the recorded accrual balances stand at $1,200 and $1,000, respectively.

14. Income Taxes

The components of loss before income tax for the years ended March 31, 2023 and 2022 were as follows:

	Years Ended March 31,
	2023	2022
		As Restated
U.S. operations	$(5,513)	$(7,916)
Non-U.S. operations	5,182	$(3,441)
Total loss before income taxes	$(331)	$(11,357)

The provision for income taxes during the years ended March 31, 2023 and 2022 consists of the following:

	Years Ended March 31,
	2023	2022
Current:
State	$-	$-
Federal	-	-
Foreign	1,435	391
Deferred:
State	-	-
Federal	-	-
Foreign	70	55
	-	-
Noncurrent
State	-	-
Federal	525	250
Foreign	-	-

Total	$2,030	$696

A reconciliation of income tax expense computed at the statutory corporate income tax rate to the effective income tax rate for the years ended March 31, 2023 and 2022 is as follows:

	Years Ended March 31,
	2023	2022
Tax expense computed at federal statutory rate	21.0%	21.0%
State tax	(273.0)%	2.0%
Change in valuation allowance	2,245.5%	(21.6)%
Foreign rate differential	(195.5)%	0.7%
Non-deductible expenses	1,426.3%	(5.6)%
Penalties	1,124.0%	(2.0)%
Other	(2.4)%	(0.4)%
Total income tax expense	4,345.9%	(5.9)%

The Company’s pre-tax book income was close to breakeven during the current period, resulting in a highly variable overall effective tax rate and its various components.

DIH HOLDING US, INC. AND SUBSIDIARIES

NOTES TO COMBINED FINANCIAL STATEMENTS

(in thousands)

The Company’s deferred tax position reflects the net tax effects of the temporary differences between the carrying amounts of assets and liabilities for financial reporting purposes and the amounts used for income tax reporting. Significant components of the deferred tax assets and liabilities are as follows:

	As of March 31,
	2023	2022
Deferred tax assets:
Net operating loss carryforwards	$7,863	$6,989
Pension	323	432
Accrued expenses	138	26
Section 163(j) interest expense carryforward	165	125
Capitalized R&D	689	567
GAAP to statutory adjustments	393	747
Other	152	76
Total gross deferred tax assets	9,723	8,962
Less: valuation allowance	(9,187)	(8,193)
Total deferred tax assets, net of valuation allowance	$536	$769
Deferred tax liabilities:
Depreciation	$7	$9
GAAP to statutory adjustments	869	963
Other	51	149
Total gross deferred tax liabilities	927	1,121
Net deferred tax liabilities	$391	$352

The valuation allowance for deferred tax assets as of March 31, 2023 and 2022 primarily relates to net operating loss and interest deduction limitation carryforwards that, in the judgment of the Company, are not more-likely-than-not to be realized.

In assessing the realizability of deferred tax assets, the Company considers whether it is more-likely-than-not that some portion or all the deferred tax assets will not be realized. The ultimate realization of deferred tax assets is dependent upon the generation of future taxable income during the periods in which those temporary differences become deductible. The Company considers the scheduled reversal of deferred tax liabilities (including the impact of available carryback and carryforward periods), projected future taxable income, and tax-planning strategies in making this assessment. Based upon the level of historical taxable income and projections for future taxable income over the periods in which the deferred tax assets are deductible, the Company believes it is more-likely-than-not that it will realize the benefits of these deductible differences, net of the existing valuation allowances as of March 31, 2023 and 2022.

As of March 31, 2023 and 2022, the Company has tax effected net operating loss carryforwards in U.S. of $2,453 and $1,994, respectively, of which $761 and $80 will expire starting in 2034 and the remainder which can be carried forward indefinitely. As of March 31, 2023 and 2022, the Company has U.S. state tax effected net operating loss carryforwards of approximately $464 and $478 that, if unused, will expire starting in 2034. As of March 31, 2023 and 2022, the Company has other foreign tax effected net operating loss carryforwards of $4,946 and $4,517 of which the majority can be carried forward seven years.

The Company prepares its financial statements on a combined worldwide basis. Income tax expense is calculated in accordance with the local tax laws of each entity in its relevant jurisdiction on a separate company basis.

The Company has not identified any uncertain tax positions in relation to its corporate income taxes. However, it has identified potential penalty exposure in relation to specific information reporting requirements in the United States. Although the Company is trying to address these issues and pursue penalty abatement, it has recorded a long-term payable for the penalties, until potential relief is granted. As of March 31, 2023 and 2022, the recorded accrual balances stand at $1,000 and $475, respectively.

DIH HOLDING US, INC. AND SUBSIDIARIES

NOTES TO COMBINED FINANCIAL STATEMENTS

(in thousands)

The Company is subject to taxation in Switzerland, the U.S., and other jurisdictions of its foreign subsidiaries. As of March 31, 2023, tax years 2020, 2021, and 2022 are subject to examination by the tax authorities in the U.S. The Company is not currently under examination by tax authorities in any jurisdiction